Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 6,985,841	$ 8,164,080	$ 10,769,662
Restricted cash		1,538,462	2,192,015	2,931,357
Accounts receivable, net		5,323,836	12,802,626	20,136,692
Contract assets, net		397,729	1,057,671	984,135
Prepayments and other current assets, net		68,911	67,822	91,749
Total current assets		14,368,488	24,396,402	35,042,807
Non-current assets
Property, plant, and equipment, net		113,407	127,386	184,903
Right-of-use assets		78,782	130,134	59,245
Prepayments for the acquisition of office premises		1,014,208
Total non-current assets		1,206,397	257,520	244,148
TOTAL ASSETS		15,574,885	24,653,922	35,286,955
Current Liabilities
Accounts payable		3,977,765	11,307,340	18,171,694
Contract liabilities		488	1,525	4,015
Other payables and accrued liabilities		283,548	445,333	851,012
Provisions for compensation and penalty			1,574,240	1,574,240
Tax payables		17,465	17,465	737,196
Lease liabilities – current		79,342	101,947	47,689
Dividend payables		54,821	54,821	28,154
Total current liabilities		4,533,393	13,831,056	22,357,695
Non-current liability
Lease liabilities – non-current			29,378	17,227
Total non-current liability			29,378	17,227
TOTAL LIABILITIES		4,533,393	13,860,434	22,374,922
EQUITY
Ordinary shares value	[1]	2,598	2,598	2,000
Additional paid-in capital		11,238,731	10,575,529	7,875,540
Retained earnings (Accumulated losses)		(283,531)	133,277	4,960,116
Accumulated other comprehensive loss		(41,439)	(41,439)	(41,439)
Total shareholders’ equity		10,916,359	10,669,965	12,796,217
Non-controlling interest		125,133	123,523	115,816
TOTAL EQUITY		11,041,492	10,793,488	12,912,033
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		15,574,885	24,653,922	35,286,955
Related Party
Current assets
Accounts receivable – related parties		53,709	112,188	11,885
Amount due from a related party, net				117,327
Current Liabilities
Accounts payable – related parties		74,964	221,098	474,161
Amounts due to related parties		$ 45,000	107,287	469,534
Perviously Reported
Current assets
Cash and cash equivalents			8,164,080
Restricted cash			2,192,015
Accounts receivable, net			12,802,626
Contract assets, net			1,057,671
Prepayments and other current assets, net			67,822
Total current assets			24,396,402
Non-current assets
Property, plant, and equipment, net			127,386
Right-of-use assets			130,134
Total non-current assets			257,520
TOTAL ASSETS			24,653,922
Current Liabilities
Accounts payable			11,307,340
Contract liabilities			1,525
Other payables and accrued liabilities			445,333
Provisions for compensation and penalty			1,574,240
Tax payables			17,465
Lease liabilities – current			101,947
Dividend payables			54,821
Total current liabilities			13,831,056
Non-current liability
Lease liabilities – non-current			29,378
Total non-current liability			29,378
TOTAL LIABILITIES			13,860,434
EQUITY
Ordinary shares value	[1]		2,598
Additional paid-in capital			10,575,529
Retained earnings (Accumulated losses)			133,277
Accumulated other comprehensive loss			(41,439)
Total shareholders’ equity			10,669,965
Non-controlling interest			123,523
TOTAL EQUITY			10,793,488	$ 12,912,033
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			24,653,922
Perviously Reported | Related Party
Current assets
Accounts receivable – related parties			112,188
Amount due from a related party, net
Current Liabilities
Accounts payable – related parties			221,098
Amounts due to related parties			$ 107,287

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.